Schedule of future undiscounted lease payments (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Right-of-use Assets And Operating Lease Liabilities
2026	$ 978	$ 7,630
2027	487	3,802
Future minimum operating lease payments	1,465	11,432
Less: Imputed interest	(17)	(136)
Total	$ 1,448	$ 11,296	$ 15,304